PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2020
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at June 30, 2020, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	1.6	1.6	293.5	277.3	295.1	278.9
Issued for cash	—	—	0.2	13.8	0.2	13.8
Conversion from Exchange LP Units	—	—	0.2	3.2	0.2	3.2
Conversion from class A shares of BIPC	—	—	1.3	—	1.3	—
Repurchased and cancelled	—	—	—	(0.8)	—	(0.8)
Ending balance	1.6	1.6	295.2	293.5	296.8	295.1

The weighted average number of special general partner units outstanding for the three and six-month periods ended June 30, 2020 was 1.6 million (2019: 1.6 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2020 was 294.7 million and 294.1 million, respectively (2019: 279.7 million and 278.9 million).

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$19	$19	$5,495	$4,911	$5,514	$4,930
Unit issuance	—	—	5	559	5	559
Conversion from Exchange LP Units	—	—	2	53	2	53
Conversion from class A shares of BIPC	—	—	18	—	18	—
Repurchased and cancelled	—	—	—	(28)	—	(28)
Ending balance	$19	$19	$5,520	$5,495	$5,539	$5,514

During the six-month period ending June 30, 2020, our partnership repurchased and cancelled less than 0.1 million units for a total cost of less than $1 million (2019: 0.8 million units for a total cost of $28 million, including less than $1 million of commission costs).

In July 2019, Brookfield Infrastructure issued 13.5 million L.P. units at $42.5 per unit under shelf registrations in the U.S. and Canada. In total, $575 million of gross proceeds were raised through the issuance and $24 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued approximately 6.1 million Redeemable Partnership Units to Brookfield for gross proceeds of $250 million. As Brookfield participated in the unit offering at a percentage greater than its ownership interest in the Holding LP prior to the equity offering, this resulted in a slight decrease in our partnership’s ownership interest in the Holding LP without resulting in a loss of control. The difference between the proportionate amount by which the non-controlling interest in Holding LP was increased and the proceeds of the Redeemable Partnership Unit offering resulted in a gain of $8 million that was recognized directly in equity.

In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2020, our partnership issued less than 0.2 million units for proceeds of $5 million (2019: less than 0.2 million units for proceeds of $4 million).
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	121.9	115.8
Issued for cash	—	6.1
Ending balance	121.9	121.9

The weighted average number of Redeemable Partnership Units outstanding for the three and six-month periods ended June 30, 2020 was 121.9 million (2019: 115.8 million).

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$2,328	$2,078
Unit issuance	—	250
Ending balance	$2,328	$2,328

(c) Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation

	Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	—	—
Non-cash issuance	46.3	—
Class A shares of Brookfield Infrastructure Corporation conversion	(1.3)	—
Ending balance	45.0	—

	Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$—	$—
Class A shares of Brookfield Infrastructure Corporation conversion	(18)	—
Ending balance	$(18)	$—

On March 31, 2020, BIPC, a subsidiary of our partnership, issued 46.3 million class A shares of BIPC to unitholders as part of a special distribution. The distribution resulted in no cash proceeds to the partnership. The class A shares provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, the class A shares are presented as a component of non-controlling interests. Refer to Note 2, Summary of Accounting Policies, for further details.
During the six-month period ended June 30, 2020, class A shareholders of Brookfield Infrastructure Corporation exchanged 1.3 million Class A shares of Brookfield Infrastructure Corporation for $18 million of our units.
On July 29, 2020, Brookfield completed a secondary offering of class A shares of BIPC for approximately 5 million shares, inclusive of the over-allotment option, for net proceeds of approximately C$305 million. This transaction was conducted between BIPC and Brookfield and does not impact the partnership capital of our partnership.
(d) Non-controlling interest – Exchange LP Units

	Non-controlling interest – Exchange LP Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	1.2	4.4
Special distribution	0.1	—
Exchange LP conversion	(0.2)	(3.2)
Ending balance	1.1	1.2

	Non-controlling interest – Exchange LP Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$159	$212
Exchange LP conversion	(2)	(53)
Ending balance	$157	$159

On October 16, 2018, Brookfield Infrastructure Partners Exchange LP (“Exchange LP”), a subsidiary of our partnership, issued 5.7 million Exchange LP units for proceeds of $232 million in connection with the privatization of Enercare Inc. The Exchange LP units provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, we present the Exchange LP units as a component of non-controlling interests.
On March 31, 2020, the partnership executed a special distribution of its Exchange LP units whereby each Exchange LP unitholder received one additional Exchange LP unit for every nine Exchange LP units held. The special distribution resulted in no cash proceeds to the partnership. In total, 0.1 million Exchange LP units were issued.
During the six-month period ended June 30, 2020, Exchange LP unitholders exchanged 0.2 million (2019: 3.1 million) Exchange LP units for $2 million (2019: $51 million) of our units.
(e) Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	49.9	49.9
Ending balance	49.9	49.9

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$935	$936
Repurchased and cancelled	—	(1)
Ending balance	$935	$935

During the six-month period ended June 30, 2020, our partnership did not repurchase or cancel any preferred units (2019: less than 0.1 million preferred units for $1 million).